Consolidated Statements of Comprehensive Gain - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Expenses
Exploration	$ 26	$ 109	$ 96	$ 178
General and administrative	221	660	685	1,375
Restructuring costs	0	0	0	195
Depreciation	6	9	12	7
Other	11	(52)	(13)	(52)
Operating loss	264	726	780	1,703
Unrealized loss on held-for-trading investments	69	0	69	0
Foreign exchange loss (gain)	88	(100)	223	(57)
Interest income	(27)	(46)	(52)	(69)
Interest expense	76	84	151	142
Loss from equity investee	62	55	75	103
Operating loss before income taxes	532	719	1,246	1,822
Income tax recovery	0	(72)	0	(72)
Net loss from continuing operations	532	647	1,246	1,750
Gain on sale of asset	(370)	0	(370)	0
Net loss from discontinued operations	0	23	0	176
Net loss	162	670	876	1,926
Foreign currency translation adjustment	(505)	1,708	(1,212)	1,612
Net loss and comprehensive (gain) loss	$ (343)	$ 2,378	$ (336)	$ 3,538
Net loss per common share
Basic and fully diluted - continuing operations	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Basic and fully diluted - discontinued operations	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average shares outstanding
Basic and fully diluted (000's)	174,310	172,865	174,185	171,102
Total shares issued and outstanding (000's)	174,372	172,903	174,372	172,903